Document and Entity Information	Aug. 31, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 31, 2023
Entity Registrant Name	COMPASS DIGITAL ACQUISITION CORP.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40912
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3626 N Hall St
Entity Address, Address Line Two	Suite 910
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	526-4423
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001851909
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CDAQ
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	CDAQW
Security Exchange Name	NASDAQ
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CDAQU
Security Exchange Name	NASDAQ